SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                           --
      Pre-Effective Amendment No.
                                   --                                      --

      Post-Effective Amendment No. 45                                      X
                                   --                                      --

                                         and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X
                                                                           --
      Amendment No. 45
                    --

-------------------------------------------------------------------------------
                           FRANK RUSSELL INVESTMENT COMPANY
                  (Exact Name of Registrant as Specified in Charter)

                        909 A Street, Tacoma, Washington 98402
                  (Address of Principal Executive Office) (ZIP Code)

           Registrant's Telephone Number, including area code: 253/627-7001

                     Gregory J. Lyons, Associate General Counsel
                           Frank Russell Investment Company
                 909 A Street, Tacoma, Washington 98402 253/596-2406
-------------------------------------------------------------------------------
                       (Name and Address of Agent for Service)

-------------------------------------------------------------------------------
                        Steven M. Felsenstein, Esq.
                        Stradley, Ronon, Stevens & Young, LLP
                        2600 One Commerce Square
                        Philadelphia, PA  19103 215/564-8074

Approximate date of commencement of proposed sale to the public: As soon as practical after the effective date of the Registration Statement.

      It is proposed that this filing will become effective  (check  appropriate box)
      /_/     immediately  upon  filing  pursuant  to  paragraph  (b).
      /X/     on NOVEMBER  30, 1999  pursuant to  paragraph  (b).
      /_/     60 days after  filing pursuant to paragraph  (a)(1).
      /_/     on (date) pursuant to paragraph  (a)(1).
      /_/     75 days after  filing  pursuant  to  paragraph  (a)(2).
      /_/     on (date) pursuant to paragraph (a)(2) of rule 485.

      If appropriate, check the following box:

      /X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      This Post-Effective Amendment No. 45/45 designates a new effective date of November 30, 1999. Parts A and B to this Registration Statement on Form N-1A are hereby incorporated herein by reference to Post-Effective Amendment No. 44/44 to the Registrant's Registration Statement on Form N-1A, as electronically filed via the Securities and Exchange Commission's EDGAR system on September 2, 1999.

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits

          (a)   Articles of Incorporation.
                (1)  Master Trust Agreement.
                     (Incorporated by reference to Item 24(b)(1)(a) filed under Post-Effective Amendment No. 32).
                     a.  Amendments.
                         (1) 11/29/84 Amendment to Master Trust Agreement. (Incorporated by reference to Item 24(b)(1)(b) filed under Post-Effective Amendment No. 32).

                         (2) 5/29/85 Amendment to Master Trust Agreement. (Incorporated by reference to Item 24(b)(1)(c) filed under Post-Effective Amendment No. 32).

                         (3)  1/26/87 Amendment to Master Trust Agreement.
                             (Incorporated by reference to Item 24(b)(1)(d) filed under Post-Effective Amendment No. 32).

                         (4)  2/23/89 Amendment to Master Trust Agreement.
                             (Incorporated by reference to Item 24(b)(1)(e) filed under Post-Effective Amendment No. 32).

                         (5) 5/11/92 Amendment to Master Trust Agreement. (Incorporated by reference to Item 24(b)(1)(f) filed under Post-Effective Amendment No. 32).

                         (6) 3/22/96 Amendment to Master Trust Agreement. (Incorporated by reference to Item 24(b)(1)(g) filed under Post-Effective Amendment No. 32).

                         (7) 4/22/96 Amendment to Master Trust Agreement. (Incorporated by reference to Item 24(b)(1)(h) filed under Post-Effective Amendment No. 33).

                         (8) 11/4/96 Amendment to Master Trust Agreement. (Incorporated by reference to Item 24(b)(1)(i) filed under Post-Effective Amendment No. 36).

                         (9) 4/27/98 Amendment to Master Trust Agreement. (Incorporated by reference to Item 24(b)(1)(j) filed under Post-Effective Amendment No. 40).

                         (10) 4/27/98 Amendment to Master Trust Agreement.
                              (Incorporated by reference to Item 24(b)(1)(k) filed under Post-Effective Amendment No. 40).

                         (11) 6/3/98 Amendment to Master Trust Agreement.
                              (Incorporated by reference to Item 24(b)(1)(l) filed under Post-Effective Amendment No. 40).

                         (12) 10/5/98 Amendment to Master Trust Agreement.
                              (Incorporated by reference to Item 24(b)(1)(m) filed under Post-Effective Amendment No. 41).

                         (13) 11/9/98 Amendment to Master Trust Agreement.
                              (Incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 41).

                         (14) 4/26/99 Amendment to Master Trust Agreement.
                              (Incorporated by reference to Item 23(1)(o) filed under Post-Effective Amendment No. 44).

                         (15) 6/28/99 Amendment to Master Trust Agreement.
                              (Incorporated by reference to Item 23(1)(p) filed under Post-Effective Amendment No. 44).

                        (16) Form of 8/9/99 Amendment to Master Trust Agreement.
                              Re: Designations of Sub-Trusts and Classes of Shares.
                              (Incorporated by reference to Item 23(1)(q) filed under Post-Effective Amendment No. 44).

                        (17) Form of 8/9/99 Amendment to Master Trust Agreement.
                              Re: Renaming the Equity T Fund.
                              (Incorporated by reference to Item 23(1)(r) filed under Post-Effective Amendment No. 44.)

          (b)   Bylaws.
                (Incorporated by reference to Post-Effective Amendment No. 38).

          (c)   Instruments Defining Rights of Security Holders.
                (1)  Specimen Certificates of the:
                             Equity Aggressive Strategy Fund
                             Aggressive Strategy Fund
                             Balanced Strategy Fund
                             Conservative Strategy Fund
                             Moderate Strategy Fund
                             Tax-Managed Large Cap Fund
                             Tax-Managed Small Cap Fund
                             Tax-Managed Global Equity Fund
                     (To be filed by Amendment).

                (2)  Specimen Certificates of the:
                             Equity I Fund;
                             Equity II Fund;
                             Equity III Fund;
                             Fixed Income I Fund;
                             Fixed Income II Fund;
                             International Fund; and
                             Money Market Fund.
                     (Incorporated by reference to Item 24(b)(4)(a) filed under Post-Effective Amendment No. 39).

                (3)  Specimen Certificates of the:
                             Diversified Equity Fund;
                             Special Growth Fund;
                             Equity Income Fund;
                             Diversified Bond Fund;
                             Volatility Constrained Bond Fund;
                             International Securities Fund;
                             Limited Volatility Tax Free Fund; and
                             U.S. Government Money Market Fund
                     (Incorporated by reference to Item 24(b)(4)(b) filed under Post-Effective Amendment No. 39).

                (4)  Specimen Certificates of the:
    `                        Quantitative Equity Fund;
                             Equity Q Fund; and
                             Tax Free Money Market Fund
                     (Incorporated by reference to Item 24(b)(4)(c) filed under Post-Effective Amendment No. 39).

                (5)  Specimen Certificates of the:
                             Real Estate Securities Fund
                     (Incorporated by reference to Item 24(b)(4)(d) filed under Post-Effective Amendment No. 39).

          (d)   Investment Advisory Contracts.
                (1) Advisory Agreement with Frank Russell Investment Management Company.
                     (Incorporated by reference to Item 24(b)(5)(a) filed under Post-Effective Amendment No. 40).

                (2) Advisory Agreement with Frank Russell Investment Management Company dated January 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 42).

                     a. Letter Agreement adding:
                             Tax-Managed Equity Fund;
                             Aggressive Strategy Fund;
                             Tax-Managed Aggressive Strategy Fund;
                             Tax-Managed Balanced Strategy Fund;
                             Tax-Managed Moderate Strategy Fund;
                             Tax-Managed Conservative Strategy Fund; and
                             Tax-Managed Small Cap Fund
                         (To be filed by Amendment).

                (3) Portfolio Management Contract, as amended, with Money Managers and Frank Russell Investment Management Company (Incorporated by reference to Post-Effective Amendment No.
                     43).

                (4) Asset Management Services Agreements with Frank Russell Investment Management Company.
                     a. General form re: Bank Trust Departments and with other
                        clients.
                        (Incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38).

                     b. General form re: its clients.
                        (Incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38).

                     c. General form Re: Private Investment Consulting clients.
                        (Incorporated by reference to Item 24(b)(9)(d) filed under Post-Effective Amendment No. 38).

                     d. General form re: non-compete  clause  customers.
                        (Incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38).

          (e)   Underwriting Contracts.
                (1) Distribution Agreement with Russell Fund Distributors, Inc. dated January 1, 1999 due to change in control (Incorporated by reference to Post-Effective Amendment
                     No. 42).

          (f)   Bonus or Profit Sharing Plans.
                None.

          (g)   Custodian Agreements.
                (1)  Custodian  Agreement  with  State  Street  Bank  and  Trust
                     Company.
                     (Incorporated by reference to Item 24(b)(8)(a) filed under Post-Effective Amendment No. 38).
                     a. Letter Agreements Re: Portfolio Additions.
                        (1)   Real Estate Securities Fund.
                              (Incorporated by reference to Item 24(b)(8)(b) filed under Post-Effective Amendment No. 38).

                        (2)   Fixed Income III Fund; and
                              Multistrategy Bond Fund.
                              (Incorporated by reference to Item 24(b)(8)(c) filed under Post-Effective Amendment No. 38).

                        (3)   Emerging Markets Fund.
                              (Incorporated by reference to Item 24(b)(8)(d) filed under Post-Effective Amendment No. 38).

                        (4)   Equity T Fund.
                              (Incorporated by reference to Item 24(b)(8)(l) filed under Post-Effective Amendment No. 32).

                        (5)   Aggressive Strategy Fund;
                              Balanced Strategy Fund;
                              Moderate Strategy Fund;
                              Conservative Strategy Fund; and
                              Equity Balanced Strategy Fund.
                              (Incorporated by reference to Item 24(b)(8)(m) filed under Post-Effective Amendment No. 36).

                        (6)   Tax-Managed Equity Fund;
                              Aggressive Strategy Fund;
                              Tax-Managed Aggressive Strategy Fund;
                              Tax-Managed Balanced Strategy Fund;
                              Tax-Managed Moderate Strategy Fund;
                              Tax-Managed Conservative Strategy Fund; and
                              Tax-Managed Small Cap Fund.
                              (To be filed by Amendment).

                     b. Amendments.
                        (1)   Amendment No. 1 amending Section 3.5.
                              (Incorporated by reference to Item 24(b)(8)(e) filed under Post-Effective Amendment No. 38).

                        (2)   Amendment of Sections 2.2 and 2.7.
                              (To be filed by Amendment).

                        (3)   Amendment of Section 2.7.
                              (Incorporated by reference to Item 24(b)(8)(g) filed under Post-Effective Amendment No. 38).

                        (4) Amendment re: the addition of Omnibus accounts. (Incorporated by reference to Item 24(b)(8)(i) filed under Post-Effective Amendment No. 32).

                     c. Amendments to the Fee Schedule.
                        (1)   Amendment re: Fee Schedule.
                              (Incorporated by reference to Item 24(b)(8)(h) filed under Post-Effective Amendment No. 38).

                        (2) Amendment re: changes to Section 7 for all Funds except the Emerging Markets Fund.
                              (Incorporated by reference to Item 24(b)(8)(j) filed under Post-Effective Amendment No. 32).

                        (3) Amendment re: changes to Section 7 for the Emerging Markets Fund.
                              (Incorporated by reference to Item 24(b)(8)(k) filed under Post-Effective Amendment No. 32).

          (h)   Other Material Contracts.
                (1)  Service Agreement.
                     Service Agreement with Frank Russell Company and Frank Russell Investment Management Company.
                     (Incorporated by reference to Item 24(b)(5)(b)(1) filed under Post-Effective Amendment No. 38).

                     a. Letter Agreements Re: Addition of Portfolios.
                        (1)  Real Estate Securities Fund.
                             (Incorporated by reference to Item 24(b)(5)(b)(2) filed under Post-Effective Amendment No. 38).

                        (2)  Fixed Income III Fund;
                             Multistrategy Bond Fund; and
                             Emerging  Markets Fund.
                             (Incorporated by reference to Item 24(b)(5)(b)(4) filed under Post-Effective Amendment No. 38).

                        (3)  Equity T Fund.
                             (Incorporated by reference to Item 24(b)(5)(b)(6) filed under Post-Effective Amendment No. 32).

                     b. Amendments.
                        (1) Amendment No. 1 re: changing services and fees (Incorporated by reference to Item 24(b)(5)(b)(3) filed under Post-Effective Amendment No. 38).

                        (2)  Amendment No. 2 re: amending Section 4.
                             (Incorporated by reference to Item 24(b)(5)(b)(5) filed under Post-Effective Amendment No. 32).

                (2)  Transfer Agency Agreement.
                     a. Transfer Agency Agreement with Frank Russell Investment Management Company.
                         (Incorporated by reference to Item 24(b)(9)(a)(1) filed under Post-Effective Amendment No. 38).

                     b.  Letter Agreements Re: Addition of Portfolios.
                         (1) Real Estate Securities Fund.
                             (Incorporated by reference to Item 24(b)(9)(a)(2) filed under Post-Effective Amendment No. 38).

                         (2) Fixed III Income Fund;
                             Multistrategy Bond Fund; and
                             Emerging  Markets Fund.
                             (Incorporated by reference to Item 24(b)(9)(a)(3) filed under Post-Effective Amendment No. 38).

                         (3) Equity T Fund.
                             (Incorporated by reference to Item 24(b)(9)(a)(5) filed under Post-Effective Amendment No. 32).

                         (4) Aggressive Strategy Fund;
                             Balanced Strategy Fund;
                             Moderate Strategy Fund;
                             Conservative Strategy Fund; and
                             Equity Balanced Strategy Fund.
                             (Incorporated by reference to Item 24(b)(9)(a)(6) filed under Post-Effective Amendment No. 36).

                         (5) Tax-Managed Equity Fund;
                             Aggressive Strategy Fund;
                             Tax-Managed Aggressive Strategy Fund;
                             Tax-Managed Balanced Strategy Fund;
                             Tax-Managed Moderate Strategy Fund;
                             Tax-Managed Conservative Strategy Fund; and
                             Tax-Managed Small Cap Fund.
                             (To be filed by Amendment).

                      c.  Letter Agreements Re: Class Changes.
                          (1) Redesignating:
                                  - Class C Shares as Class E Shares; and
                                  - The existing shares of the Institutional
                                    Funds as Class I Shares.
                              (Incorporated by reference to Post-Effective Amendment No. 42).

                          (2) Redesignating:
                                  - Premier Adviser Class Shares as
                                    Premier Class Shares; and
                                  - Premier Institutional Class Shares
                                    as Class E Shares.
                              (Incorporated by reference to Post-Effective Amendment No. 42).

                      d.   Other Letter Agreements
                          (1) Amending Schedule A.
                              (Incorporated by reference to Item 24(b)(9)(a)(4) filed under Post-Effective Amendment No. 32).

                          (2) Re: reimbursement for shareholder search expenses.
                              (To be filed by Amendment).

                (3)   Yield Calculation Services Agreement.
                      a. Letter Agreements Re: Addition of Portfolios.
                         (1)   Aggressive  Strategy Fund;
                               Balanced Strategy Fund;
                               Moderate Strategy Fund;
                               Conservative Strategy Fund; and
                               Equity Balanced Strategy Fund.
                               (Incorporated by reference to Item 24(b)
                               (5)(b)(8) filed under Post-Effective
                               Amendment No. 36).

                         (2) Tax-Managed Equity Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Tax-Managed Balanced Strategy Fund, Tax-Managed Moderate Strategy Fund, Tax-Managed Conservative Strategy Fund; and Tax-Managed Small Cap Fund.
                               (To be filed by Amendment).

                       b. Amendments.
                          (1)   Amendment re: Redesignating:
                                   - Class C Shares as Class E Shares; and
                                   - The existing shares of Institutional Funds
                                     to Class I Shares.
                                (Incorporated by reference to Post-Effective
                                Amendment No. 42).

                          (2)   Amendment re: Redesignating:
                                   - Premier Adviser Class Shares as Premier
                                     Class Shares; and
                                   - Premier Institutional Class Shares as
                                     Class E Shares.
                                (Incorporated by reference to Post-Effective
                                Amendment No. 42).

              (4)  Administrative Agreement.
                   Administrative Agreement with Frank Russell
                   Investment Management Company dated January 1,
                   1999.
                   (Incorporated by reference to Post-Effective Amendment
                   No. 42).

                   a. Letter Agreements Re: Addition of Portfolios.
                      (1)   Tax-Managed Equity Fund;
                            Aggressive Strategy Fund;
                            Tax-Managed Aggressive Strategy Fund;
                            Tax-Managed Balanced Strategy Fund;
                            Tax-Managed Moderate Strategy Fund;
                            Tax-Managed Conservative Strategy Fund; and
                            Tax-Managed Small Cap Fund.
                            (To be filed by Amendment).

              (5)   Other Agreements.
                    a.  Letter Agreements  regarding  fee  waivers  &
                        reimbursements.
                        (Incorporated   by  reference  to Post-Effective
                        Amendment No. 43).

          (i)   Legal Opinion.
                a. Opinion of Counsel of Stradley, Ronon, Stevens & Young, LLP. (Incorporated by reference to Post-Effective Amendment
                    No. 39).

                b. Consent of Stradley, Ronon, Stevens, & Young, LLP dated November 15, 1999 is filed herewith as Exhibit EX-99.B10.

          (j)   Other Opinions.
                a. Consent of PriceWaterhouseCoopers LLP dated November 15, 1999 is filed herewith as Exhibit EX-99.B11.

          (k)   Omitted Financial Statements.
                None.

          (l)   Initial Capital Agreements.
                Agreement related to initial Capital provided by Frank Russell Company.
                (Incorporated by reference to Item 24(b)(13) filed under Post-Effective Amendment No. 38).

          (m)   Rule 12b-1 Plan.
                a.   12b-1 Plan.
                     Revised 12b-1 Distribution Financing Plan, including forms of related agreements.
                     (To be filed by Amendment.)

                b.   Distribution Agreement.
                     Distribution Agreement with Russell Fund Distributors, Inc. dated January 1, 1999.
                     (Incorporated by reference to Item 24(b)(6)(a)(1) filed under Post-Effective Amendment No. 42).
                     (1)  Letter Agreements Re: Portfolio Additions.
                          a.  Real Estate Securities Fund.
                              (Incorporated by reference to Item 24(b)(6)
                              (a)(2) of Post-Effective Amendment No. 38.)
                          b.  Fixed Income III Fund;
                              Multistrategy Bond Fund; and
                              Emerging Markets Fund.
                              (Incorporated by reference to Item 24(b)(6)(a)(3) of Post-Effective Amendment No. 38).
                          c.  Tax-Managed Equity Fund;
                              Aggressive Strategy Fund;
                              Tax-Managed Balanced Strategy Fund;
                              Tax-Managed Moderate Strategy Fund;
                              Tax-Managed Conservative Strategy Fund; and
                              Tax-Managed Small Cap Fund
                              (To be filed by Amendment.)

                     (2)  Letter Agreements Re: Class Changes.
                          a.  Redesignating:
                              - Class C Shares of Short Term Bond Fund; and
                              - Class C and E Shares of  Tax Exempt Bond Fund.
                          (Incorporated   by  reference  to   Post-Effective
                           Amendment No. 42).

                  c. Revised  Shareholder   Servicing  Plan.
                     (To  be  filed  by  Amendment).

          (n)   Rule 18f-3 Plan.
                (To be filed by Amendment.)

          (o)   Other.
                a.   Power-of-Attorney.
                     (1) Limited Power of Attorney with respect to Amendments
                         to the SEC Registration Statements of Frank Russell Investment Company of Frank Russell Investment Company Trustees.
                         (Incorporated by reference to Item 24(b)(11)(b) filed under Post Effective Amendment No. 38).

Item 24.  Persons Controlled by or Under Common Control with Registrant.
          None.

Item 25.  Indemnification.
          Incorporated by reference to Item 27 filed under Post-Effective Amendment No. 6.

Item 26.  Business and Other Connections of Investment Advisor.
          See Registrant's prospectus sections "The Purpose of the Fund--Multi-Style, Multi-Manager Diversification," "The Money Managers", "Money Manager Profiles," and "Management of the Funds", the Statement of Additional Information sections "Structure and Governance--Trustees and Officers," and "Operation of Investment Company--Consultant."

Item 27.  Principal Underwriters.
          (a)   SSgA Funds.
          (b) Russell Fund Distributors, Inc. is the principal underwriter of the Registrant. The directors and officers of Russell Fund Distributors, Inc., their principal business address, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:

 Name and                  Positions and         Position and
 Principal Business        Officers with         Offices with
 Address                   Registrant            Underwriter

 George F. Russell, Jr.    Trustee Emeritus,      None
                           Chairman of the Board

 Lynn L. Anderson          Trustee, President,    Director, Chairman of the
                           Chief Executive        Board and Chief Executive
                           Officer                Officer

 Mark E. Swanson           Treasurer and Chief    None
                           Accounting Officer

 Karl J. Ege               Secretary and General  Secretary and General
                           Counsel                Counsel

 Randall P. Lert           Director of            Director
                           Investments

 J. David Griswold         None                   Assistant Secretary and
                                                  Associate General Counsel

 Gregory J. Lyons          Assistant Secretary    Assistant Secretary
                           and Associate General
                           Counsel

 Deedra S. Walkey          Assistant Secretary    None

 Amy Osler                 Assistant Secretary    None

 Rick J. Chase             Assistant Treasurer    None

 Kimbery A. Stoll          Assistant Treasurer    None

 Eric A. Russell           None                   Director and President

 B. James Rohrbacher       None                   Director of Compliance
                                                  and Internal Audit, Chief
                                                  Compliance Officer

 Linda L. Gutmann          None                   Treasurer and Controller

 Mary E. Hughs             None                   Assistant Secretary

 Carla L. Anderson         None                   Assistant Secretary

 John James                None                   Assistant Secretary

 Mary Beth Rhoden          Assistant Secretary    None

          (c)   Inapplicable.

Item 28.  Location of Accounts and Records.
          All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

          FRIC                               FRIMCo
          Frank Russell Investment Company   Frank Russell Investment
          909 A Street                       Management Company
          Tacoma, Washington 98402           909 A Street
                                             Tacoma, Washington 98402

          SS                                 MM
          State Street Bank & Trust Company  Money Managers
          1776 Heritage Drive JA4N           See, Prospectus Section
          North Quincy, Massachusetts 02171  "Money Manager Profiles"
                                             for Names and Addresses

          Rule 31a-1
          (a) Records forming basis for financial statements - at principal offices of SS, FRIC, FRIMCo, and MM for each entity
          (b)         FRIC Records:
                      (1)     SS - Journals, etc.
                      (2)     SS - Ledgers, etc.
                      (3)     Inapplicable
                      (4)     FRIC - Corporate charter, etc.
                      (5)     MM - Brokerage orders
                      (6)     MM - Other  portfolio  purchase orders
                      (7)     SS - Contractual commitments
                      (8)     SS and FRIC - Trial  balances
                      (9)     MM - Reasons for brokerage allocations
                      (10)    MM - Persons authorizing purchases and sales
                      (11)    FRIC and MM - Files of advisory material
                      (12)    ---
          (c)         Inapplicable
          (d)         FRIMCo - Broker-dealer records, to the extent applicable
          (e)         Inapplicable
          (f)         FRIMCo and MM - Investment adviser records

Item 29.  Management Services.
          None except as described in Parts A and B.

Item 30.  Undertakings.
          Registrant has elected to include its Management's discussion of Fund performance required under N-1A, Item 5A in its annual report.
          Registrant therefore undertakes to provide annual reports without charge to any recipient of a Prospectus who requests the information.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Tacoma and State of Washington, on this 12th day of November, 1999.

                        FRANK RUSSELL INVESTMENT COMPANY
                        Fund

                        By:   /S/ LYNN L. ANDERSON
                              Lynn L. Anderson*, Trustee and President

      Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signatures                   Title                          Date

/S/ LYNN L. ANDERSON         Trustee and President,         November 12, 1999
Lynn L. Anderson*             in his capacity as
                             Chief Executive Officer

/S/ MARK E. SWANSON          Treasurer, in his capacity     November 12, 1999
Mark E. Swanson              as Chief Accounting Officer

/S/ PAUL E. ANDERSON         Trustee                        November 12, 1999
Paul E. Anderson*

/S/ PAUL ANTON               Trustee                        November 12, 1999
Paul Anton, PhD*

/S/ WILLIAM E. BAXTER        Trustee                        November 12, 1999
William E. Baxter*

/S/ LEE C. GINGRICH          Trustee                        November 12, 1999
Lee C. Gingrich*

/S/ ELEANOR W. PALMER        Trustee                        November 12, 1999
Eleanor W. Palmer*


*By:  /S/ GREGORY J. LYONS   Assistant Secretary            November 12, 1999
      Gregory J. Lyons

* Original Powers of Attorney authorizing the President, the Treasurer, any Assistant Treasurer, the Secretary or any Assistant Secretary, and each of them singly to sign this Amendment on behalf of each member of the Board of Trustees of Frank Russell Investment Company which have been filed with the Securities and Exchange Commission.

                                  EXHIBIT INDEX

Name of Exhibit                                           Exhibit Number
Consent of Stradley, Ronon, Stevens, & Young, LLP         EX-99.B10.

Consent of PriceWaterhouseCoopers, LLP                    EX-99.B11.

                           FRANK RUSSELL INVESTMENT COMPANY

                                 FILE NO. 2-71299
                                 FILE NO. 811-3153


                                       EXHIBITS

                              Listed in Part C, Item 23
                          To Post-Effective Amendment No. 45
                                 and Amendment No. 45
                                          to
                         Registration Statement on Form N-1A
                                        Under
                                Securities Act of 1933
                                         and
                            Investment Company Act of 1940